Supplemental Guarantor Information - Condensed Consolidating Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of information about consolidated structured entities [line items]
Total operating revenues	$ 1,007,347,869	$ 53,454	$ 1,038,207,681	$ 1,021,633,535
Total operating cost and expenses	852,507,334	45,237	898,650,510	921,490,232
Operating income	154,840,535	8,217	139,557,171	100,143,303
Interest (expense) income, net	(31,626,667)		(21,125,264)	(27,375,133)
Foreign currency exchange (loss) gain, net	5,226,071		(7,261,956)	(13,818,951)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(7,075,342)		(10,176,316)	(1,943,760)
Income tax	51,033,533	2,708	46,477,079	24,941,511
Equity interest in net income of associated companies	(17,609)	(1)	267	91,385
Net profit (loss) for the year	70,313,455		54,516,823	32,155,333
Net profit for the year attributable to:
Equity holders of the parent	67,730,891	3,594	52,566,197	29,325,921
Non-controlling interest	2,582,564	137	1,950,626	2,829,412
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(35,536,252)	(1,886)	(64,314,032)	(18,309,877)
Effect of fair value of derivatives, net of deferred taxes				12,292
Items not to be reclassified to profit or (loss) in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(29,535,672)	(1,567)	757,278	(7,046,089)
Unrealized gain on equity investments at fair value, net of deferred taxes	883,408	47	(3,765,688)	622,424
Total comprehensive income for the year	(64,188,516)	(3,406)	(67,322,442)	(24,721,250)
Comprehensive income for the year attributable to:
Equity holders of the parent	5,450,679	289	(11,770,227)	1,201,698
Non-controlling interests	674,260	36	(1,035,392)	6,232,385
Total comprehensive income (loss) for the year	6,124,939	$ 325	(12,805,619)	7,434,083
Parent [member]
Disclosure of information about consolidated structured entities [line items]
Total operating revenues	171,369,419		170,887,145	160,057,511
Total operating cost and expenses	138,116,795		129,039,749	123,548,341
Operating income	33,252,624		41,847,396	36,509,170
Interest (expense) income, net	(25,482,552)		(24,831,538)	(16,779,235)
Foreign currency exchange (loss) gain, net	14,553,340		11,805,283	(15,223,111)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	4,580,710		(4,443,892)	6,775,455
Income tax	13,098,827		17,754,010	14,201,399
Equity interest in net income of associated companies	53,925,595		46,101,188	32,245,041
Net profit (loss) for the year	67,730,890		52,724,427	29,325,921
Net profit for the year attributable to:
Equity holders of the parent	67,730,890		52,724,427	29,325,921
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(34,010,066)		(61,223,458)	(21,683,333)
Effect of fair value of derivatives, net of deferred taxes				12,292
Items not to be reclassified to profit or (loss) in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(29,153,554)		652,722	(7,075,606)
Unrealized gain on equity investments at fair value, net of deferred taxes	883,408		(3,765,688)	622,424
Total comprehensive income for the year	(62,280,212)		(64,336,424)	(28,124,223)
Comprehensive income for the year attributable to:
Equity holders of the parent	5,450,678		(11,611,997)	1,201,698
Total comprehensive income (loss) for the year	5,450,678		(11,611,997)	1,201,698
Wholly-owned guarantor subsidiary [member]
Disclosure of information about consolidated structured entities [line items]
Total operating revenues	205,719,219		190,924,413	170,991,493
Total operating cost and expenses	188,910,056		183,542,058	163,152,868
Operating income	16,809,163		7,382,355	7,838,625
Interest (expense) income, net	(16,714,198)		(11,033,069)	(12,365,116)
Foreign currency exchange (loss) gain, net	(43,999)		626,304	1,320,667
Income tax	1,082,274		798,639	1,386,519
Equity interest in net income of associated companies	2,146,151		1,325,723	(8,977,146)
Net profit (loss) for the year	1,114,843		(2,497,326)	(13,569,489)
Net profit for the year attributable to:
Equity holders of the parent	1,114,843		(2,497,326)	(13,569,489)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	1,639,022		(724,521)	(1,897,936)
Items not to be reclassified to profit or (loss) in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(2,654,252)		(1,603,145)	(8,439)
Total comprehensive income for the year	(1,015,230)		(2,327,666)	(1,906,375)
Comprehensive income for the year attributable to:
Equity holders of the parent	99,613		(4,824,992)	(15,475,864)
Total comprehensive income (loss) for the year	99,613		(4,824,992)	(15,475,864)
Combined non-guarantor subsidiaries [member]
Disclosure of information about consolidated structured entities [line items]
Total operating revenues	867,599,640		890,427,121	887,951,615
Total operating cost and expenses	755,812,050		799,085,884	832,429,198
Operating income	111,787,590		91,341,237	55,522,417
Interest (expense) income, net	10,362,884		14,757,906	1,810,523
Foreign currency exchange (loss) gain, net	(9,283,270)		(19,693,543)	83,493
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(11,656,052)		(5,732,424)	(8,719,215)
Income tax	36,852,432		27,924,430	9,353,593
Equity interest in net income of associated companies	1,097,234		(2,497,059)	(13,466,845)
Net profit (loss) for the year	65,455,954		50,251,687	25,876,780
Net profit for the year attributable to:
Equity holders of the parent	59,618,592		46,641,696	21,417,549
Non-controlling interest	5,837,362		3,609,991	4,459,231
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	(35,536,252)		(64,314,032)	(18,309,877)
Effect of fair value of derivatives, net of deferred taxes				12,292
Items not to be reclassified to profit or (loss) in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	(29,535,672)		757,278	(7,046,089)
Unrealized gain on equity investments at fair value, net of deferred taxes	883,408		(3,765,688)	622,424
Total comprehensive income for the year	(64,188,516)		(67,322,442)	(24,721,250)
Comprehensive income for the year attributable to:
Equity holders of the parent	593,178		(16,035,363)	(5,076,855)
Non-controlling interests	674,260		(1,035,392)	6,232,385
Total comprehensive income (loss) for the year	1,267,438		(17,070,755)	1,155,530
Eliminations [member]
Disclosure of information about consolidated structured entities [line items]
Total operating revenues	(237,340,409)		(214,030,998)	(197,367,084)
Total operating cost and expenses	(230,331,567)		(213,017,181)	(197,640,175)
Operating income	(7,008,842)		(1,013,817)	273,091
Interest (expense) income, net	207,199		(18,563)	(41,305)
Equity interest in net income of associated companies	(57,186,589)		(44,929,585)	(9,709,665)
Net profit (loss) for the year	(63,988,232)		(45,961,965)	(9,477,879)
Net profit for the year attributable to:
Equity holders of the parent	(60,733,434)		(44,302,600)	(7,848,060)
Non-controlling interest	(3,254,798)		(1,659,365)	(1,629,819)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities	32,371,044		61,947,979	23,581,269
Effect of fair value of derivatives, net of deferred taxes				(12,292)
Items not to be reclassified to profit or (loss) in subsequent years:
Re-measurement of defined benefit plan, net of deferred taxes	31,807,806		950,423	7,084,045
Unrealized gain on equity investments at fair value, net of deferred taxes	(883,408)		3,765,688	(622,424)
Total comprehensive income for the year	63,295,442		66,664,090	30,030,598
Comprehensive income for the year attributable to:
Equity holders of the parent	(692,790)		20,702,125	20,552,719
Total comprehensive income (loss) for the year	$ (692,790)		$ 20,702,125	$ 20,552,719